Condensed Consolidated Statements of Operations (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Revenue
Service revenue	$ 1,021	$ 676	$ 2,701	$ 2,302	$ 3,364	$ 1,550
Costs and Expenses
Research and development	709	509	2,024	1,406	1,805	1,409
Sales and marketing	80	21	200	99	131	63
General and administrative	2,881	751	4,351	2,030	3,049	1,938
Total costs and expenses	3,670	1,281	6,575	3,535	4,985	3,410
Operating loss	(2,649)	(605)	(3,874)	(1,233)	(1,621)	(1,860)
Other income	9	0	53	0	2	32
Loss from extinguishment of debt, net	0	0	0	0	0	(401)
Interest expense	(21)	(30)	(62)	(1,333)	(1,227)	(3,983)
Loss from operations	(2,661)	(635)	(3,883)	(2,566)	(2,846)	(6,212)
Provision for income taxes	0	0	0	0	0	0
Net loss	(2,661)	(635)	(3,883)	(2,566)	(2,846)	(6,212)
Preferred stock dividends	0	0	0	(1,700)	(1,700)	(223)
Net loss attributable to common stockholders	$ (2,661)	$ (635)	$ (3,883)	$ (4,266)	$ (4,546)	$ (6,435)
Basic and diluted net loss per share attributable to common stockholders	$ (0.05)	$ (0.01)	$ (0.08)	$ (0.12)	$ (0.12)	$ (0.38)
Weighted average shares outstanding	48,813	44,783	48,379	35,784	38,596	16,828